Group assets and liabilities by business type - Notes (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Analysis of operating segments
Property, plant and equipment	$ 405		$ 478
Additions to property, plant and equipment	26	$ 24
Additions to right-of-use assets	12	$ 5
Premiums receivable	718		912
Accruals, deferred income and other creditors	8,103		7,983
Within one year
Analysis of operating segments
Premiums receivable	688		872
Accruals, deferred income and other creditors	$ 5,737		$ 5,972